REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule Segment Information) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segments	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of reportable units | segments	3
Revenue	$ 14,052	$ 14,712		$ 7,066
Adjusted EBITDA	(110)	(153)		(1,188)
Enterprise [Member]
Segment Reporting Information [Line Items]
Revenue	6,663	6,860		6,601
Adjusted EBITDA	513	676		512
Video Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	6,502	7,017	[1]
Adjusted EBITDA	(327)	(273)	[1]
Service Providers [Member]
Segment Reporting Information [Line Items]
Revenue	887	835		465
Adjusted EBITDA	$ (296)	$ (556)		$ (1,700)

[1]	Financial information for the nine months ended on December 31, 2015